OTHER INCOME, NET	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Other Income and Other Expense Disclosure [Text Block]
22.	OTHER INCOME, NET

The components of other income, net, were as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2015	2014	2013
Foreign exchange gain on working capital balances	$5.8	$3.5	$5.5
Gain on disposal of property, plant and equipment	2.6	–	0.6
Gain on disposal of non-core assets1	–	2.4	8.1
Loss on redemption of Floating Rate Notes	–	(2.4)	–
Loss on purchase of Floating Rate Notes	–	–	(2.3)
Gain (loss) on derivative financial instruments	(13.9)	(2.2)	0.1
Gain on purchase of senior secured notes	–	1.4	–
Loss on settlement of Snowflake union pension liability	–	(1.2)	–
Bargain purchase gain on acquisition of Biron and Rumford mills, net of tax	43.9	–	–
Settlement gain on special pension portability election	–	–	2.6
Other	4.6	(0.3)	0.3
	$43.0	$1.2	$14.9
1
For the year ended December 31, 2014, the gain on disposal of non-core assets includes gains on the sale of Poplar Farm lands ($0.3 million) and of our interest in PRSC Limited Partnership and PRSC Land Development, including repayment of the mortgage receivable ($2.1 million). For the year ended December 31, 2013, the gain on the disposal of non-core assets included gains on the sale of the Elk Falls site ($3.1 million) and our interest in Powell River Energy ($5.3 million), partially offset by a loss on the sale of poplar land ($0.3 million).